SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

A.	Information about reported segment profit or loss and assets

As of December 31, 2024, the Company had two reportable segments: (i) Pathogen prevention and prolong shelf life, and (ii) the N2O emissions Global warming solutions. The Pathogen prevention operating segment consists of Save Food Ltd. and the Global warming solutions operating segment consist of NTWO OFF Ltd.

As of June 30, 2025, the Company no longer operates in the N₂O emissions Global warming solutions segment, following the sale of NTWO OFF Ltd. in April 2025. Accordingly, this activity has been classified as a discontinued operation and is no longer included in the Company’s segment reporting. As a result, the Company determined that it has two reportable segments as of June 30, 2025: (i) Pathogen prevention and prolong shelf life, and (ii) Renewable energy projects. The Pathogen prevention operating segment consists of Save Food Ltd. and the Renewable energy projects operating segment consist of NITO Renewable Energy, Inc. and Solar photovoltaic joint venture project.

The chief operating decision maker evaluates segment performance primarily based on segment operating loss.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 13 – SEGMENT REPORTING (continued)

The following table presents information about the Company’s reportable segments for the six and three months ended June 30, 2025 and 2024:

	Six months ended		Three months ended
	June 30		June 30
	2025	2024	2025	2024

Revenue from pathogen prevention and prolong shelf life	66	61	-	17
Cost related to pathogen prevention and prolong shelf life	(582)	(528)	(314)	(221)
Operating loss from Pathogen prevention and prolong shelf life	(516)	(467)	(314)	(204)

Revenue from renewable energy projects	-	-	-	-
Cost related to renewable energy projects	(130)	-	(59)	-
Operating loss from Renewable energy projects	(130)	-	(59)	-

Professional services	(557)	(631)	(356)	(400)
Share base compensation	(2,029)	(260)	(1,988)	(121)
Depreciation	(3)	(7)	(1)	(3)
Other general and administrative expenses	(217)	(263)	(114)	(119)
Total Operating loss	(3,452)	(1,628)	(2,832)	(847)

Interest of loans	(77)	-	-	-
Financing expenses, net	(1,934)	(74)	(1,203)	(79)
Other gain	3	105	3	117
Changes in fair value of investments measured under the fair value option	(349)	114	(520)	30
Net loss	(5,809)	(1,483)	(4,552)	(779)

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 23 – SEGMENT REPORTING

A.	Information about reported segment profit or loss and assets

This segment’s structure reflects the financial information and reports used by the Company’s management, specifically its CODM, to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting. The Company’s reportable segments are not aggregated.

The Company reports segment information based on the management approach, which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer and the Chairman of the Board, for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocate resources and assesses the performance of each operating segment based on potential business opportunities, historical and potential future sales and operating expenses.

The Company has two reportable segments: (i) Pathogen prevention and prolong shelf life, and (ii) the N2O emissions Global warming solutions. The Pathogen prevention operating segment consists Save Food Ltd. and the Global warming solutions operating segment consist of NTWO OFF Ltd.

The Company’s method for measuring profitability on a reportable segment basis is operating loss. The Company adopted ASU 2023-07 in December 2024. The most significant provision was for the Company to disclose significant segment expenses that are regularly provided to the CODM. The Company’s CODM periodically reviews operating loss by segment and treats it as a significant segment expense.

The following table presents information about the Company’s reportable segments for the year ended December 31, 2024 and 2023:

Operating loss related to the Company’s reportable segments and the reconciliation of the total net loss attributable to common stockholders is as follows:

	Year ended December 31
	2024	2023

Revenue from Pathogen prevention and prolong shelf life	210	263
Cost related to Pathogen prevention and prolong shelf life	(896)	(1,361)
Operating loss from Pathogen prevention and prolong shelf life	(686)	(1,098)

Revenue from N2O emissions Global warming solutions	-	-
Cost related to N2O emissions Global warming solutions	(350)	(1,788)
Operating loss from N2O emissions Global warming solutions	(350)	(1,788)

Professional services	(2,009)	(1,831)
Share base compensation	(1,055)	(2,444)
Depreciation	(18)	(21)
Other general and administrative expenses	(202)	(396)
Total Operating loss	(3,284)	(4,692)

Financing (expenses) income, net	(155)	47
Other income	428	985
Changes in fair value of investments measured under the fair value option	(1,300)	(714)
Net loss	(5,347)	(7,260)

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 23 – SEGMENT REPORTING (continued)

B.	Information on sales by geographic distribution:

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2024	2023

United States	171	142
Mexico	-	110
Israel	31	10
Peru	8	-
Turkey	-	1
	210	263

C.	Sales to single customers exceeding 10% of sales:

	Year ended December 31
	2024	2023

Customer A	171	143
Customer B	-	110
Customer C	31	-
	202	253

D.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2024 and 2023:

	Year ended December 31
	2024	2023

Israel	43	102
United States	13	21
	56	123

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)